Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Liabilities	$ 917.3	$ 1,048.7
Assets
Assets	(713.0)	(808.4)
Net deferred taxation liabilities	204.3	240.3
Included in the statement of financial position as follows:
Deferred taxation assets	(195.5)	(260.6)
Deferred taxation liabilities	399.8	500.9
Net deferred taxation liabilities	204.3	240.3
Balance at beginning of the year	240.3	259.9
Recognised in profit or loss	(33.0)	(27.2)
Recognised in OCI	(0.1)	(2.0)
Translation adjustment	(2.9)	9.6
Balance at end of the year	204.3	240.3
– Mining assets
Liabilities
Liabilities	776.4	899.9
– Right-of-use assets
Liabilities
Liabilities	104.2	124.6
– Investment in environmental trust funds
Liabilities
Liabilities	4.7	4.1
– Inventories
Liabilities
Liabilities	18.9	14.7
– Other
Liabilities
Liabilities	13.1	5.4
– Provisions
Assets
Assets	(107.9)	(131.2)
- Tax losses
Assets
Assets	(56.1)	(49.7)
- Unredeemed capital expenditure
Assets
Assets	(428.4)	(499.2)
– Lease liabilities
Assets
Assets	$ (120.6)	$ (128.3)